Other Non-current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Non-current Assets
Other assets	$ 19,837	$ 14,864
Total	58,924	49,466
ZIM notes
Other Non-current Assets
Available for sale securities	24,760	21,093
HMM notes
Other Non-current Assets
Available for sale securities	$ 14,327	$ 13,509
ZIM | Equity participation
Other Non-current Assets
Equity participation ZIM			$ 0